Trade accounts receivable and other current financial assets (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Trade accounts receivable
Total gross carrying amount	€ 21,010,274	€ 29,699,508
Expected credit loss (Stage 2)	(508,959)	(328,543)
Loss from credit impaired trade accounts receivables (Stage 3)	(528,559)	(663,917)
Total net carrying amount trade accounts receivables	19,972,756	28,707,048
Current
Trade accounts receivable
Total gross carrying amount	11,893,952	15,537,575
Expected credit loss (Stage 2)	(116,791)	(65,921)
Less than 30 Days
Trade accounts receivable
Total gross carrying amount	4,310,194	7,559,486
Expected credit loss (Stage 2)	(88,880)	(54,791)
31 - 60 Days
Trade accounts receivable
Total gross carrying amount	1,335,189	2,847,052
Expected credit loss (Stage 2)	(54,601)	(52,361)
61 - 90 Days
Trade accounts receivable
Total gross carrying amount	594,268	2,142,988
Expected credit loss (Stage 2)	(27,637)	(71,876)
91 - 120 Days
Trade accounts receivable
Total gross carrying amount	375,118	123,295
Expected credit loss (Stage 2)	(24,400)	(8,653)
>120 Days
Trade accounts receivable
Total gross carrying amount	2,501,554	1,489,112
Expected credit loss (Stage 2)	(196,650)	(74,941)
Loss from credit impaired trade accounts receivables (Stage 3)	€ (528,559)	€ (663,917)